RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of amount due from related parties

		As of December 31,
Name	Relationship with the Group	2021	2022
		US$	US$
Amounts due from related parties:
Alphalion Technology Holding Limited and its affiliates (“Alphalion Group”) (1)	Long-term available-for-sale investee	1,046,190	985,869
Individual directors and executive officers (2)	Directors or officers of the Group	1,901,681	3,783,606
Subtotal		2,947,871	4,769,475

Receivables from brokers, dealers, and clearing organizations:
Interactive Brokers LLC (3)	Under common control with a principal shareholder of the Company	804,639,024	—
Subtotal		804,639,024	—
(1)
The amount represents short-term, interest-free loans provided to Alphalion Group to facilitate its daily operational cash flow needs and prepaid IT service fee as of December 31, 2021 and 2022.
(2)
The Group provided brokerage services and margin loans to its individual directors and executive officers and their spouses during its ordinary courses of business. The amounts represent receivables from directors and executive officers of the Group as of December 31, 2021 and 2022, respectively.
(3)
The amount represents the Group’s customer deposit, revenue receivables and securities lending transactions from the Company’s trade execution partner and principal shareholder, Interactive Brokers. Due to the resignation of the director assigned by Interactive Brokers in March 2022, Interactive Brokers LLC was no longer considered a related party since then.

		As of December 31,
Name	Relationship with the Group	2021	2022
		US$	US$
Payables to brokers, dealers and clearing organizations-Related parties:
Interactive Brokers LLC (4)	Under common control with a principal shareholder of the Company	170,338,199	—
Subtotal		170,338,199	—

Amount due to related parties:
Individual directors and executive officers (5)	Directors or officers of the Group	2,039,287	461,704
Subtotal		2,039,287	461,704

Convertible bonds -Related parties:
Xiaomi Corporation and its affiliates (6)	Principal shareholder of the Company	25,330,766	—
Subtotal		25,330,766	—
(4)
The amount represents the Group’s margin and cash collaterals received from securities borrowing transactions for the Company’s trade execution partner and principal shareholder, Interactive Brokers. Due to the resignation of the director assigned by Interactive Brokers in March 2022, Interactive Brokers LLC was no longer considered a related party since then.
(5)
The amounts represent the cash account balance of directors and executive officers.
16.
RELATED PARTY BALANCES AND TRANSACTIONS (Continued)
(6)
The amount represents the convertible bonds balance issued to Xiaomi Corporation and its affiliates. In January 2022, Xiaomi Corporation waived its right to participate in the financial and operational decision-making of the Company and was no longer considered a related party since then.

Transactions with related parties:

		For the years ended December 31,
Name	Relationship with the Group	2020	2021	2022
		US$	US$	US$
Xiaomi Corporation and its affiliates (7)	Principal shareholder of the Company	(397,590)	—	—
Alphalion Group (8)	Long-term available-for-sale investee	—	(94,333)	(135,117)
Fast Connection Limited (9)	Entity controlled by a principal shareholder of the Company	(700,000)	—	—
Ocean Joy and its subsidiary (10)	Equity method investee	16,173	28,350	—
Ocean Joy and its subsidiary (11)	Equity method investee	(51,446)	(686,576)	—
Interactive Brokers LLC (12)	Under common control with a principal shareholder of the Company	62,704,986	73,293,370	9,727,350
Interactive Brokers LLC (13)	Under common control with a principal shareholder of the Company	(7,099,254)	(16,823,850)	(1,751,505)
Individual directors and executive officers (14)	Directors or officers of the Group	79,949	138,661	147,662
Xiaomi Corporation and its affiliates (15)	Principal shareholder of the Company	—	2,860,123	—
Xiaomi Corporation and its affiliates (16)	Principal shareholder of the Company	—	(350,519)	—
(7)
The amounts represent the purchase of marketing services from Xiaomi Corporation and its affiliates for the years ended December 31, 2020, 2021 and 2022, respectively. In January 2022, Xiaomi Corporation waived its right to participate in the financial and operational decision-making of the Company and was no longer considered a related party since then.
(8)
The amounts represent the purchase of IT services from Alphalion Group for the years ended December 31, 2021 and 2022, respectively.
(9)
The amounts represent consulting fees paid to Fast Connection Limited for the years ended December 31, 2020. Due to the resignation of the director assigned by a principal shareholder of the Company who controls Fast Connection Limited in the beginning of 2021, Fast Connection Limited was no longer considered a related party in 2021 and 2022.
(10)
The amounts represent the commissions and interest income earned from Tiger Brokers HK for periods from June to December of 2020 and January to October of 2021 (before the completion of acquisition). In October 2021, the Company completed the acquisition of Ocean Joy.
(11)
The amounts represent the execution and clearing fees paid to Tiger Brokers HK for periods from June to December of 2020 and January to October of 2021 (before the completion of acquisition). In October 2021, the Company completed the acquisition of Ocean Joy.
16.
RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

Transactions with related parties: (Continued)

(12)
The amounts represent the commissions, financing service fees, interest income and other revenues earned from Interactive Brokers for the years ended December 31,2020 and 2021, and the period from January to March of 2022, respectively, netting off interest expense incurred from margin, security borrowing and lending business. Due to the resignation of the director assigned by Interactive Brokers in March 2022, Interactive Brokers LLC was no longer considered a related party since then.
(13)
The amounts represent the execution and clearing fees paid to Interactive Brokers for the years ended December 31, 2020 and 2021, and the period from January to March of 2022, respectively. Due to the resignation of the director assigned by Interactive Brokers in March 2022, Interactive Brokers LLC was no longer considered a related party since then.
(14)
The amounts represent the commissions and interest income earned by providing brokerage services and margin loans to the individual directors and executive officers during its ordinary courses of business for the years ended December 31, 2020, 2021 and 2022, respectively.
(15)
The amount represents the changes in the fair value of the convertible bonds issued to Xiaomi Corporation and its affiliates during the year ended December 31, 2021 (Note 9). In January 2022, Xiaomi Corporation waived its right to participate in the financial and operational decision-making of the Company and was no longer considered a related party since then.
(16)
The amount represents the interest expense of the convertible bonds issued to Xiaomi Corporation and its affiliates accreted at an effective interest rate of 5.4% for the year ended December 31, 2021 (Note 9). In January 2022, Xiaomi Corporation waived its right to participate in the financial and operational decision-making of the Company and was no longer considered a related party since then.